Item 1: Report to Shareholders

U.S. Bond Index Fund	April 30, 2005

The views and opinions in this report were current as of April 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Fellow Shareholders

Investment-grade domestic bonds recorded modest gains in the six months ended April 30, 2005, helped largely by the returns of longer-dated securities. The Federal Reserve continued its program of removing monetary accommodation over the period, but this seemed to have little effect on bonds with longer maturities. The persistence of low long-term interest rates even as the Fed guided short-term rates higher puzzled many; indeed, even Fed Chairman Alan Greenspan, in testimony before Congress, noted that it was a “conundrum.”

ECONOMY AND INTEREST RATES

The economy continued to grow at a steady clip over the past six months. Job gains fluctuated, but generally suggested an improving employment picture. This helped consumer spending remain robust, with the housing market proving particularly strong. While the U.S. dollar continued to feel the pressure of the large trade deficit, the greenback generally strengthened against other currencies beginning in January. Foreign demand for U.S. assets—and particularly foreign central banks’ demand for U.S. Treasuries—remained healthy. Another factor supporting the dollar was the relative growth rate of the U.S. economy, which outpaced that of Europe and Japan.

The one dark spot on the horizon was the persistence of high energy prices. Yet while some feared that high oil costs might feed through into other prices, broader consumer and producer inflation appeared generally contained. Instead, the primary effect of higher oil and gas prices seemed to be a moderate deceleration in economic growth as consumers and businesses adjusted. According to preliminary figures released at the end of April, economic growth decelerated from a 3.8% annualized rate in the fourth quarter of 2004 to a 3.1% rate in the first quarter of 2005—the slowest rate of expansion in two years.

BOND MARKET RETURNS
	6-Month	12-Month
	Total	Total
Periods Ended 4/30/05	Return	Return
U.S. Treasury Securities	0.96%	5.19%
U.S. Government Agency
Securities	0.61	4.08
U.S. Corporate
Investment-Grade Bonds	0.49	5.52
Asset-Backed Securities	0.43	2.99
Mortgage-Backed Securities	1.44	5.62
Commercial Mortgage-Backed
Securities	0.44	4.85

Source: Lehman Brothers indexes.

MARKET NEWS

All major sectors of the investment-grade bond market moved modestly higher over the last six months, as measured by various Lehman Brothers indexes. Longer-term government bonds continued to outperform, while intermediate-term issues felt the brunt of rising rates. Corporate bonds advanced, but only modestly. The corporate bond market suffered under the cloud of the impending downgrade of GM and Ford bonds to high-yield, or “junk,” status by Standard & Poor’s. Mortgage-backed securities did well, with 30-year mortgages outperforming relative to 15-year mortgages.

PORTFOLIO REVIEW

Your fund returned 0.85% in the six-month period and 4.88% for the 12-month period ended April 30, 2005. As shown in the table, the fund tracked the unmanaged Lehman Brothers U.S. Aggregate Index for both periods, with much of the difference due to fund expenses.

As yields rose across much of the fixed-income maturity spectrum, the fund’s net asset value (NAV) fell by $0.14 (bond prices and yields move in opposite directions). Higher yields allowed the fund to pass on higher income from its holdings, however, and the dividend income for the six-month period amounted to $0.23, a small increase over the prior period. For the 12-month period, the fund paid dividend income totaling $0.44, and its NAV climbed by $0.07.

PERFORMANCE COMPARISON
Periods Ended 4/30/05	6 Months	12 Months
U.S. Bond Index Fund	0.85%	4.88%
Lehman Brothers U.S.
Aggregate Index	0.98	5.26

Please see the fund’s quarter-end returns following this letter.

The fund is designed for investors who want to benefit from broad exposure to investment-grade bonds. Its objective is to closely match the sector allocations and performance of the Lehman Brothers U.S. Aggregate Index, which typically includes more than 5,000 fixed-income securities with an overall intermediate to long average maturity. Because purchasing all index securities is impractical, the fund uses a sampling strategy, investing substantially all fund assets in bonds specifically represented in the index. As a result, changes in the portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the index, rather than strategic shifts that are typical of an actively managed fund.

PORTFOLIO CHARACTERISTICS
Periods Ended	10/31/04	4/30/05
Price Per Share	$10.81	$10.67
Dividends Per Share
For 6 months	0.21	0.23
For 12 months	0.43	0.44
30-Day Dividend Yield *	4.03%	4.31%
30-Day Standardized
Yield to Maturity	3.77	4.26
Weighted Average
Maturity (years)	6.9	6.8
Weighted Average Effective
Duration (years)	4.3	4.3

*Dividends earned for the last 30 days of each period are annualized and divided by the fund’s net asset value at the end of the period.

As shown in the Security Diversification pie chart, mortgage-backed securities, corporate securities, and U.S. Treasuries accounted for the bulk of both the portfolio and the index, with a smaller share allocated to U.S. government agency bonds. Foreign government issues, asset-backed securities, and other holdings represented only a small part of the fund and the index. A number of the portfolio’s holdings in U.S. government and federal agency issued mortgage-backed pass-through securities do not have ratings by the major credit rating agencies, and this was reflected in a 9% allocation to unrated securities. Roughly two-thirds of the portfolio remained rated “AAA.”

In the last six months, the portfolio’s duration remained steady. The yield on the portfolio rose over the period as short and intermediate interest rates pushed higher over the last six months.

OUTLOOK

The bond market has lately defied skeptics who predicted a considerable rise in interest rates and a corresponding fall in bond prices. Demand for fixed-income securities from both foreign and domestic investors has remained steady, perhaps due to the security they offer relative to other assets. Of course, just because long-term rates have not yet moved substantially higher does not mean they will not do so in response to an unanticipated rise in inflation, a worsening of the trade deficit, or other factors.

Indeed, the past few years in the bond market have provided a good example of why it is sometimes best not to attempt to predict what will happen next—and to focus instead on maintaining a well-diversified portfolio. As index managers, our job will remain to provide such a broadly based portfolio that seeks to match the returns of the investment-grade bond market as a whole.

Respectfully submitted,

Edmund Notzon
Chairman of the fund’s Investment Advisory Committee

May 19, 2005

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

Funds that invest in fixed-income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

GLOSSARY

Average maturity: The average of the stated maturity dates of a bond or money market portfolio’s securities. The average maturity for a money market fund is measured in days, whereas a bond fund’s average maturity is measured in years. In general, the longer the average maturity, the greater the fund’s sensitivity to interest rate changes, which means greater price fluctuation.

Duration: The average time (expressed in years) needed for an investor to receive the present value of the future cash flows on a fixed-income investment. It is used to measure a bond or bond fund’s sensitivity to interest rate changes. For example, a fund with a five-year duration would fall about 5% in price in response to a one-percentage-point increase in interest rates, and vice versa.

Lehman Brothers U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

		Since
		Inception
Periods Ended 4/30/05	1 Year	11/30/00
U.S. Bond Index Fund	4.88%	6.41%
Lehman Brothers U.S. Aggregate Index	5.26	6.75

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses

The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE U.S. BOND INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/04	4/30/05	11/1/04 to 4/30/05
Actual	$1,000.00	$1,008.50	$1.49
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.31	1.51

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.30%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by the days in the year (365) to reflect the one-half year period.

QUARTER-END RETURNS
		Since
		Inception
Periods Ended 3/31/05	1 Year	11/30/00
U.S. Bond Index Fund	0.81%	6.21%
Lehman Brothers U.S. Aggregate Index	1.15	6.55

Current performance may be higher or lower than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132. The performance information shown does not reflect the deduction of a 0.5% redemption fee on shares held for three months or less. If it did, the performance would be lower.

This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

Unaudited

FINANCIAL HIGHLIGHTS		For a share outstanding throughout each period

	6 Months	Year			11/30/00
	Ended	Ended			Through
	4/30/05**	10/31/04	10/31/03	10/31/02	10/31/01
NET ASSET VALUE
Beginning of period	$10.81	$10.71	$10.69	$10.63	$10.00

Investment activities
Net investment income (loss)	0.22	0.42	0.39	0.51	0.55
Net realized and
unrealized gain (loss)	(0.13)	0.11	0.11	0.07	0.63

Total from
investment activities	0.09	0.53	0.50	0.58	1.18

Distributions
Net investment income	(0.23)	(0.43)	(0.45)	(0.52)	(0.55)
Net realized gain	–	–	(0.03)	–	–

Total distributions	(0.23)	(0.43)	(0.48)	(0.52)	(0.55)

NET ASSET VALUE
End of period	$10.67	$10.81	$10.71	$10.69	$10.63

Ratios/Supplemental Data
Total return^	0.85%	5.10%	4.75%	5.69%	12.11%
Ratio of total expenses to
average net assets	0.30%†	0.30%	0.30%	0.30%	0.30%†
Ratio of net investment
income (loss) to average
net assets	4.11%†	3.84%	3.66%	4.81%	5.74%†
Portfolio turnover rate	82.7%†	167.1%	190.3%	140.4%	83.9%†
Net assets, end of period
(in thousands)	$148,070	$137,148	$76,053	$81,028	$48,814

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
**	Per share amounts calculated using average shares outstanding method.
†	Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS (1)	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS AND NOTES 24.1%

Aerospace & Defense 0.6%
Boeing, 6.125%, 2/15/33	50	55
Boeing Capital, 6.10%, 3/1/11	50	54
Lockheed Martin
7.65%, 5/1/16	250	303
7.75%, 5/1/26	50	63
8.50%, 12/1/29	100	139
Northrop Grumman, 7.125%, 2/15/11	200	225
		839
Airlines 0.1%
Southwest Airlines, 6.50%, 3/1/12	85	91
		91
Automobiles and Related 1.5%
American Axle & Manufacturing, 5.25%, 2/11/14	150	120
DaimlerChrysler
6.40%, 5/15/06	100	102
7.25%, 1/18/06	100	102
8.50%, 1/18/31	100	115
Ford Motor Credit
7.00%, 10/1/13	600	540
7.375%, 10/28/09	350	338
General Motors Acceptance Corp.
6.125%, 8/28/07	80	78
6.75%, 12/1/14	135	112
6.875%, 8/28/12	315	271
8.00%, 11/1/31	100	84
Johnson Controls, 4.875%, 9/15/13	300	298
		2,160
Banking 4.1%
Bank of America
3.25%, 8/15/08	250	243
3.375%, 2/17/09	250	243
3.875%, 1/15/08	75	74
4.875%, 9/15/12	100	101
7.40%, 1/15/11	100	114
Bank One
3.70%, 1/15/08	100	99
5.50%, 3/26/07	50	51
BB&T
4.75%, 10/1/12	95	95
5.25%, 11/1/19	200	202
Citigroup
5.00%, 9/15/14	236	237
5.625%, 8/27/12	200	211
5.75%, 5/10/06	200	204
Fifth Third Bank, 2.70%, 1/30/07	200	196
First Union National Bank, 5.80%, 12/1/08	100	105
HSBC Bank USA
4.625%, 4/1/14	250	246
5.875%, 11/1/34	300	314
HSBC Holdings
5.25%, 12/12/12	100	104
7.50%, 7/15/09	100	112
JP Morgan Chase
5.25%, 5/30/07	100	102
6.875%, 1/15/07	200	210
Marshall & Ilsley Bank
3.80%, 2/8/08	150	148
5.25%, 9/4/12	20	21
MBNA America Bank, 6.50%, 6/20/06	200	205
National City, 5.75%, 2/1/09	100	105
National City Bank, 4.25%, 1/29/10	125	124
North Fork Bancorporation, 5.875%, 8/15/12	25	27
PNC Funding, 5.75%, 8/1/06	125	128
Regions Financial, 6.375%, 5/15/12	100	110
Royal Bank of Canada, 3.875%, 5/4/09	150	148
Royal Bank of Scotland Group, 5.00%, 10/1/14	125	125
Suntrust Bank, 5.45%, 12/1/17	125	129
Synovus Financial, 4.875%, 2/15/13	90	90
U.S. Bank
4.95%, 10/30/14	200	201
6.375%, 8/1/11	150	164
Wachovia Bank
4.85%, 7/30/07	85	86
4.875%, 2/1/15	150	149
Wachovia Corporation, 6.40%, 4/1/08	200	211
Wells Fargo
4.20%, 1/15/10	150	148
5.125%, 9/1/12	350	360
5.25%, 12/1/07	100	103
World Savings Bank, F.S.B., 4.125%, 12/15/09	100	99
		6,144
Beverages 0.2%
Anheuser-Busch, 7.55%, 10/1/30	100	132
Bottling Group, 4.625%, 11/15/12	100	100
PepsiAmericas, 4.875%, 1/15/15	125	124
		356
Broadcasting 0.4%
AOL Time Warner, 7.625%, 4/15/31	300	367
Univision Communications, 3.50%, 10/15/07	200	195
		562
Building and Real Estate 0.3%
Lennar, 144A, 5.60%, 5/31/15	150	151
Pulte Homes, 7.875%, 8/1/11	200	227
Ryland Group, 5.375%, 1/15/15	150	147
		525
Building Products 0.1%
Masco, 5.875%, 7/15/12	100	105
		105
Cable Operators 0.2%
Clear Channel Communications, 7.65%, 9/15/10	75	81
Cox Communications
6.75%, 3/15/11	100	108
7.75%, 8/15/06	50	52
		241
Computer Service & Software 0.2%
IBM
3.80%, 2/1/08	95	94
4.25%, 9/15/09	100	100
8.375%, 11/1/19	100	132
		326
Conglomerates 0.7%
General Electric Capital
3.125%, 4/1/09	350	335
5.00%, 6/15/07	200	204
Tyco International
6.125%, 1/15/09	200	211
6.375%, 10/15/11	175	189
United Technologies, 4.875%, 11/1/06	125	127
		1,066
Diversified Chemicals 0.1%
Praxair, 6.375%, 4/1/12	100	111
		111
Drugs 0.1%
Amgen, 144A, 4.00%, 11/18/09	125	123
Bristol-Myers Squibb, 5.75%, 10/1/11	100	106
		229
Electric Utilities 1.8%
Alabama Power, 5.50%, 10/15/17	100	106
American Electric Power, 5.375%, 3/15/10	150	155
Appalachian Power, 3.60%, 5/15/08	200	196
Black Hills, 6.50%, 5/15/13	50	53
Boston Edison, 4.875%, 4/15/14	100	101
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	122
Consolidated Edison, Series B, 7.50%, 9/1/10	100	114
Energy East, 5.75%, 11/15/06	40	41
Exelon Generation, 6.95%, 6/15/11	200	222
Korea Electric Power, 144A, 4.25%, 9/12/07	100	100
NiSource Finance, 7.875%, 11/15/10	200	229
Oncor Electric Delivery, 7.25%, 1/15/33	100	123
Pacific Gas & Electric, 3.60%, 3/1/09	200	195
Pinnacle West Capital, 6.40%, 4/1/06	200	204
PPL Electric Utilities, 5.875%, 8/15/07	30	31
PPL Energy Supply, 6.40%, 11/1/11	50	54
Progress Energy, 7.10%, 3/1/11	100	110
Public Service Company of Colorado, 7.875%, 10/1/12	150	180
Southern California Edison, 4.65%, 4/1/15	200	196
TXU Energy, 7.00%, 3/15/13	50	56
Virginia Electric & Power, 5.75%, 3/31/06	100	102
		2,690
Electronic Components 0.3%
Hewlett Packard, 5.50%, 7/1/07	225	231
Motorola, 8.00%, 11/1/11	175	204
		435
Energy 0.2%
Transocean, 7.50%, 4/15/31	200	250
XTO Energy, 4.90%, 2/1/14	100	99
		349
Entertainment and Leisure 0.0%
Viacom, 5.625%, 8/15/12	65	66
		66
Exploration and Production 0.4%
Canadian Natural Resources, 6.45%, 6/30/33	200	222
Encana, 4.60%, 8/15/09	250	251
EOG Resources, 6.00%, 12/15/08	100	105
		578
Finance and Credit 1.4%
CIT Group, 5.00%, 2/1/15	400	395
Commercial Credit, 6.75%, 7/1/07	150	158
Countrywide Home Loan
5.50%, 8/1/06	100	102
5.625%, 7/15/09	200	207
First Data, 4.70%, 8/1/13	200	199
Household Finance, 5.75%, 1/30/07	150	154
International Lease Finance
3.75%, 8/1/07	200	197
6.375%, 3/15/09	100	106
National Rural Utilities, 6.00%, 5/15/06	300	307
SLM Corp., 5.05%, 11/14/14	200	201
		2,026
Food Processing 0.4%
Bunge Limited Finance, 4.375%, 12/15/08	200	199
Kellogg, 7.45%, 4/1/31	100	127
Kraft Foods
4.00%, 10/1/08	150	148
6.50%, 11/1/31	100	114
		588
Food/Tobacco 0.1%
UST, 6.625%, 7/15/12	100	111
		111
Gaming 0.1%
Harrah's Operating, 5.50%, 7/1/10	150	153
		153
Gas & Gas Transmission 0.6%
Buckeye Partners, 5.30%, 10/15/14	200	202
Consolidated Natural Gas, 5.00%, 3/1/14	200	200
Duke Capital, 4.37%, 3/1/09	200	200
Kinder Morgan, 6.50%, 9/1/12	100	109
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	201
		912
Insurance 0.9%
AFLAC, 6.50%, 4/15/09	100	106
Allstate, 6.125%, 12/15/32	150	166
American General, 7.50%, 8/11/10	100	112
GE Global Insurance, 7.75%, 6/15/30	100	120
Hartford Financial Services Group, 4.75%, 3/1/14	200	195
Hartford Life, 7.65%, 6/15/27	100	126
John Hancock Financial Services, 5.625%, 12/1/08	100	104
Lincoln National, 5.25%, 6/15/07	100	102
Principal Life Global Funding I, 144A, 5.25%, 1/15/13	100	103
St. Paul Companies, 5.75%, 3/15/07	50	51
Travelers Property Casualty, 5.00%, 3/15/13	100	100
		1,285
Investment Dealers 2.0%
Bear Stearns, 4.50%, 10/28/10	200	199
Credit Suisse First Boston (USA)
4.70%, 6/1/09	150	152
5.125%, 1/15/14	200	202
Franklin Resources, 3.70%, 4/15/08	20	19
Goldman Sachs Capital I, 6.345%, 2/15/34	50	53
Goldman Sachs Group
4.125%, 1/15/08	85	85
5.15%, 1/15/14	100	101
6.60%, 1/15/12	400	439
Lehman Brothers
3.95%, 11/10/09	300	293
4.25%, 1/27/10	200	197
4.80%, 3/13/14	125	124
7.625%, 6/1/06	100	104
Merrill Lynch
3.125%, 7/15/08	200	193
4.125%, 1/15/09	150	148
5.00%, 1/15/15	200	201
Morgan Stanley
4.75%, 4/1/14	275	267
5.80%, 4/1/07	250	257
		3,034
Long Distance 0.9%
AT&T Broadband, 8.375%, 3/15/13	616	748
Sprint Capital
6.875%, 11/15/28	350	389
7.625%, 1/30/11	150	169
		1,306
Manufacturing 0.3%
Caterpillar Financial Services, 4.75%, 2/17/15	175	173
Dover, 6.50%, 2/15/11	100	110
John Deere Capital
3.90%, 1/15/08	50	49
4.50%, 8/22/07	150	151
		483
Media and Communications 0.3%
Belo, 7.125%, 6/1/07	150	157
News America
6.75%, 1/9/38 (Tender 1/9/01)	150	165
7.25%, 5/18/18	100	115

		437
Metals 0.1%
Alcan Aluminum, 4.875%, 9/15/12	100	101
Alcoa, 5.375%, 1/15/13	120	125
		226
Metals and Mining 0.3%
Inco, 7.75%, 5/15/12	100	116
Newmont Mining, 5.875%, 4/1/35	200	203
Placer Dome, 6.375%, 3/1/33	100	111
		430
Miscellaneous Consumer Products 0.4%
Clorox, 144A, 4.20%, 1/15/10	170	169
Colgate Palmolive, 5.98%, 4/25/12	100	109
Fortune Brands, 6.25%, 4/1/08	200	211
Gillette, 3.50%, 10/15/07	50	49
Newell Rubbermaid, 4.625%, 12/15/09	35	35
		573
Oil Field Services 0.1%
Baker Hughes, 6.00%, 2/15/09	150	158
		158
Paper and Paper Products 0.3%
Abitibi Consolidated Company of Canada, 6.95%, 12/15/06	62	62
Celulosa Arauco Y Constitucion, 8.625%, 8/15/10	150	174
Weyerhaeuser, 6.75%, 3/15/12	200	213
		449
Petroleum 1.1%
Atlantic Richfield, 5.90%, 4/15/09	200	213
ChevronTexaco Capital, 3.375%, 2/15/08	200	197
ConocoPhillips, 5.90%, 10/15/32	250	272
Devon Financing, 6.875%, 9/30/11	200	222
Enbridge, 4.90%, 3/1/15	150	148
Pemex Project Funding Master Trust, 7.375%, 12/15/14	350	380
Petrobras International, 9.875%, 5/9/08	45	50
Sunoco, 4.875%, 10/15/14	150	147
		1,629
Printing and Publishing 0.1%
Reed Elsevier, 6.125%, 8/1/06	200	205
		205
Railroads 0.3%
Canadian National Railway, 6.25%, 8/1/34	95	107
Norfolk Southern, 7.25%, 2/15/31	100	123
Union Pacific
5.75%, 10/15/07	100	103
6.65%, 1/15/11	50	55
		388
Real Estate Investment Trust Securities 0.3%
Arden Realty, 5.25%, 3/1/15	115	113
EOP Operating, 7.75%, 11/15/07	100	108
Simon Debartolo, 6.875%, 11/15/06	100	104
Simon Property, 7.375%, 1/20/06	100	103
		428
Restaurants 0.1%
Yum! Brands, 7.70%, 7/1/12	100	117
		117
Retail 0.3%
CVS, 4.00%, 9/15/09	200	197
Limited Brands, 6.95%, 3/1/33	100	104
Target, 5.875%, 3/1/12	100	107
Wal-Mart Stores, 6.875%, 8/10/09	100	110
		518
Satellites 0.1%
British Sky Broadcasting Group, 6.875%, 2/23/09	150	161
		161
Savings and Loan 0.1%
Washington Mutual, 8.25%, 4/1/10	100	115
		115
Specialty Chemicals 0.1%
Chevron Phillips Chemical, 5.375%, 6/15/07	100	102
		102
Supermarkets 0.1%
Kroger, 7.625%, 9/15/06	100	105
		105
Telecommunications 0.3%
British Telecommunications, STEP
7.875%, 12/15/05	50	51
8.875%, 12/15/30	100	137
Telus, 7.50%, 6/1/07	250	265
		453
Telephones 1.0%
Bellsouth Capital Funding, 7.875%, 2/15/30	100	127
Deutsche Telekom International Finance, STEP, 8.50%, 6/15/10	100	116
France Telecom, STEP, 8.50%, 3/1/11	200	235
Telecom Italia Capital, 5.25%, 11/15/13	300	301
Telefonos de Mexico, 144A, 4.75%, 1/27/10	245	239
Verizon Global Funding
4.00%, 1/15/08	100	100
6.875%, 6/15/12	100	112
7.25%, 12/1/10	100	112
7.75%, 12/1/30	100	124
		1,466
Transportation (excluding Railroads) 0.1%
FedEx, 6.875%, 2/15/06	144	147
		147
Wireless Communications 0.5%
America Movil, 5.50%, 3/1/14	100	97
AT&T Wireless, 7.875%, 3/1/11	300	345
Verizon Wireless, 5.375%, 12/15/06	200	204
Vodafone Group, 5.375%, 1/30/15	100	103
		749
Wireline Communications 0.1%
Telefonica Europe, 7.35%, 9/15/05	100	101
		101
Total Corporate Bonds and Notes (Cost $35,020)		35,728

ASSET-BACKED SECURITIES 1.2%

Auto-Backed 0.4%
Whole Auto Loan Trust, Series 2004-1, Class A4, 3.26%, 3/15/11	675	662
		662
Credit Card-Backed 0.4%
Bank One Issuance Trust, Series 2002-A4
Class A4, 2.94%, 6/16/08	250	249
Chemical Master Credit Card Trust, Series 1996-2
Class A, 5.98%, 9/15/08	100	102
Citibank Credit Card Master Trust, Series 1998-2
Class A, 6.05%, 1/15/10	100	105
MBNA Credit Card Master Note Trust, Series 2001
Class AA, 5.75%, 10/15/08	100	102
		558
Motorcycles 0.2%
Harley Davidson Motorcycle Trust, Series 2003-2
Class A2, 2.07%, 2/15/11	350	342
		342
Stranded Asset 0.2%
Reliant Energy Transition
Series 2001-1, Class A2, 4.76%, 9/15/09	250	253
		253
Total Asset-Backed Securities (Cost $1,834)		1,815

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
3.4%

Commercial Mortgage Backed Securities 3.4%
Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO, 4.648%, 9/11/36	500	498
Series 2004-6, Class A1, CMO, 3.801%, 12/10/42	195	193
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO, 4.83%, 8/15/38	350	353
Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41	1,100	1,091
Series 2004-T14, Class A2, CMO, 4.17%, 1/12/41	575	569
Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42	375	375
Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO, 3.787%, 10/15/41	143	142
Commercial Mortgage Pass-Through Certificates, Series 2005-LP5
Class A1, CMO, 4.235%, 5/10/43	375	375
DLJ Commercial Mortgage, Series 1999-CG2
Class A1B, CMO, 7.30%, 6/10/32	250	275
GE Capital Commercial Mortgage
Series 2001-1, Class A1, CMO, 6.079%, 5/15/33	74	76
Series 2001-1, Class A2, CMO, 6.531%, 5/15/33	400	438
J.P. Morgan Chase Commercial Mortgage
Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33	285	309
JP Morgan Chase Commercial Mortgage
Series 2000-C10, Class A2, CMO, 7.371%, 8/15/32	125	139
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO, 5.98%, 1/15/39	200	215
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,039)		5,048

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 33.6%

U.S. Government Agency Obligations ± 28.2%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 5/1/19	1,797	1,782
5.00%, 10/1/18 - 4/1/34	3,941	3,930
5.50%, 3/1/31 - 12/1/33	248	251
6.00%, 12/1/13 - 12/1/33	1,331	1,371
6.50%, 4/1/16 - 1/1/34	1,770	1,841
7.00%, 11/1/30 - 6/1/32	107	113
7.50%, 4/1/15	10	10
TBA, 5.50%, 1/1/34	3,000	3,032
Federal National Mortgage Assn.
4.50%, 5/1/18 - 1/1/19	2,147	2,128
5.00%, 12/1/08 - 4/1/34	4,235	4,222
5.50%, 5/1/14 - 1/1/35	12,729	12,921
6.00%, 6/1/16 - 11/1/34	4,277	4,397
6.50%, 4/1/15 - 12/1/32	2,617	2,726
7.00%, 7/1/10 - 7/1/32	537	567
7.50%, 10/1/25 - 4/1/31	83	89
8.00%, 3/1/31	73	79
TBA
4.50%, 1/1/19	725	717
5.00%, 1/1/34	1,350	1,337
5.50%, 1/1/18	296	302
		41,815
U.S. Government Obligations 5.4%
Government National Mortgage Assn.
4.50%, 3/20/34	475	463
5.00%, 7/15 - 9/15/33	2,124	2,127
5.50%, 2/20/34	755	768
6.00%, 7/15/16 - 1/20/35	1,826	1,887
6.50%, 5/15/16 - 9/20/34	250	262
7.00%, 3/15/13 - 6/15/31	239	252
7.50%, 11/15/12 - 1/15/32	384	411
8.00%, 1/15/26	41	45
TBA
5.50%, 1/1/34	1,700	1,728
6.00%, 1/1/34	17	18
		7,961
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $49,627)		49,776

FOREIGN GOVERNMENT OBLIGATIONS & AGENCY
OBLIGATIONS 2.1%

Canadian Government and Municipalities 0.7%
Canada Mortgage & Housing, 2.95%, 6/2/08	100	97
Hydro-Quebec, 7.50%, 4/1/16	100	122
Province of Manitoba, 7.50%, 2/22/10	100	114
Province of Ontario
3.50%, 9/17/07	100	99
3.625%, 10/21/09	300	293
6.00%, 2/21/06	100	102
Province of Quebec
7.00%, 1/30/07	100	106
7.50%, 9/15/29	100	134
		1,067
Foreign Government and Municipalities (Excluding Canadian)
1.4%

European Investment Bank
2.70%, 4/20/07	100	98
3.375%, 6/12/13	250	242
STEP, 4.00%, 8/30/05	100	100
Inter-American Development Bank
6.375%, 10/22/07	100	106
7.375%, 1/15/10	100	114
International Bank for Reconstruction & Development
6.625%, 8/21/06	100	104
KFW International Finance, 4.75%, 1/24/07	100	102
Republic of Chile, 5.50%, 1/15/13	80	83
Republic of Italy
2.50%, 3/31/06	250	248
3.625%, 9/14/07	100	99
Republic of South Africa, 6.50%, 6/2/14	100	108
Republic of South Korea, 8.875%, 4/15/08	100	113
United Mexican States
6.375%, 1/16/13	100	104
7.50%, 1/14/12	100	111
9.875%, 2/1/10	100	120
11.375%, 9/15/16	100	145
		1,997
Total Foreign Government Obligations & Agency Obligations (Cost $2,935)		3,064

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 34.7%

U.S. Government Agency Obligations ± 10.6%
Federal Home Loan Bank
2.50%, 3/15/06	500	495
2.875%, 9/15/06	500	494
5.125%, 3/6/06	2,400	2,429
5.75%, 5/15/12	185	200
5.80%, 9/2/08	1,000	1,052
Federal Home Loan Mortgage
1.875%, 2/15/06	500	494
2.375%, 2/15/07	500	487
2.75%, 3/15/08	275	266
3.625%, 9/15/08	500	493
4.50%, 7/15/13 - 1/15/14	1,250	1,253
5.50%, 7/15/06	500	510
5.75%, 4/15/08 - 1/15/12	1,300	1,372
6.875%, 9/15/10	200	225
Federal National Mortgage Assn.
2.375%, 2/15/07	500	488
5.25%, 4/15/07 - 8/1/12	1,115	1,143
5.50%, 3/15/11	300	317
6.00%, 5/15/08 - 5/15/11	750	798
6.25%, 5/15/29	775	913
6.625%, 10/15/07 - 11/15/30	1,200	1,362
7.25%, 1/15/10	650	733
Tennessee Valley Authority, 4.75%, 8/1/13	200	203
		15,727
U.S. Treasury Obligations 24.1%
U.S. Treasury Bonds
5.25%, 2/15/29	660	721
5.375%, 2/15/31	2,125	2,400
6.00%, 2/15/26	925	1,095
6.25%, 8/15/23	1,885	2,265
7.25%, 5/15/16	700	879
9.875%, 11/15/15	550	810
U.S. Treasury Notes
2.25%, 2/15/07	2,000	1,953
2.625%, 11/15/06 - 3/15/09	2,950	2,858
2.75%, 6/30/06 - 8/15/07	975	966
3.00%, 11/15/07 - 2/15/09	2,350	2,310
3.125%, 4/15/09	2,000	1,949
3.375%, 2/28/07 - 10/15/09	8,950	8,829
3.50%, 2/15/10	500	492
3.75%, 3/31/07	1,800	1,803
4.00%, 2/15/15	1,750	1,721
4.25%, 11/15/13 - 8/15/14	2,500	2,515
5.00%, 8/15/11	105	111
5.50%, 2/15/08	100	105
6.25%, 2/15/07	400	418
6.50%, 2/15/10	650	724
6.625%, 5/15/07	610	646
		35,570
Total U.S. Government & Agency Obligations (excluding Mortgage-Backed)
(Cost $50,525)		51,297

SHORT-TERM INVESTMENTS 4.9%

Money Market Funds 4.9%
T. Rowe Price Reserve Investment Fund, 2.93% #†	7,265	7,265
Total Money Market Funds (Cost $7,265)		7,265
Total Investments in Securities
104.0% of Net Assets (Cost $152,245)		$ 153,993

(1)	Denominated in U.S. dollars unless other-
wise noted
#	Seven-day yield
±	The issuer is a publicly-traded company
that operates under a congressional char-
ter; its securities are neither issued nor
guaranteed by the U.S. government.
†	Affiliated company – See Note 4
144A	Security was purchased pursuant to Rule
144A under the Securities Act of 1933 and
may be resold in transactions exempt from
registration only to qualified institutional
buyers—total value of such securities at
period-end amounts to $885 and repre-
sents 0.6% of net assets
CMO	Collateralized Mortgage Obligation
STEP	Stepped coupon bond for which the
coupon rate of interest will adjust on
specified future date(s)
TBA	To Be Announced security was purchased
on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)
Assets
Investments in securities, at value
Affiliated companies (cost $7,265)	$7,265
Non-affiliated companies (cost $144,980)	146,728

Total investments in securities	153,993
Dividend and interest receivable	1,269
Receivable for shares sold	173

Total assets	155,435

Liabilities
Payable for investment securities purchased	7,106
Payable for shares redeemed	163
Due to affiliates	55
Other liabilities	41

Total liabilities	7,365

NET ASSETS	$148,070

Net Assets Consist of:
Undistributed net investment income (loss)	$(201)
Undistributed net realized gain (loss)	(29)
Net unrealized gain (loss)	1,748
Paid-in-capital applicable to 13,875,909 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized	146,552

NET ASSETS	$148,070

NET ASSET VALUE PER SHARE	$10.67

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS
($ 000s)
6 Months
Ended
4/30/05
Investment Income (Loss)
Income
Interest	$3,050
Dividend	55

Total income	3,105
Investment management and administrative expenses	210

Net investment income (loss)	2,895

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on securities	(18)
Change in net unrealized gain (loss) on securities	(1,689)

Net realized and unrealized gain (loss)	(1,707)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,188

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)
	6 Months	Year
	Ended	Ended
	4/30/05	10/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,895	$3,975
Net realized gain (loss)	(18)	242
Change in net unrealized gain (loss)	(1,689)	687

Increase (decrease) in net assets from operations	1,188	4,904

Distributions to shareholders
Net investment income	(3,034)	(4,171)

Capital share transactions *
Shares sold	30,645	100,058
Distributions reinvested	2,706	3,508
Shares redeemed	(20,585)	(43,209)
Redemption fees received	2	5

Increase (decrease) in net assets from capital
share transactions	12,768	60,362

Net Assets
Increase (decrease) during period	10,922	61,095
Beginning of period	137,148	76,053

End of period	$148,070	$137,148

(Including undistributed net investment income (loss)
of $(201) at 4/30/05 and $(62) at 10/31/04)

*Share information
Shares sold	2,861	9,292
Distributions reinvested	254	328
Shares redeemed	(1,924)	(4,034)

Increase (decrease) in shares outstanding	1,191	5,586

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on November 30, 2000. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $10,620,000 and $4,025,000, respectively, for the six months ended April 30, 2005. Purchases and sales of U.S. government securities aggregated $60,522,000 and $54,262,000, respectively, for the six months ended April 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2004, the fund had $27,000 of unused capital loss carryforwards, of which $27,000 expire in fiscal 2011.

At April 30, 2005, the cost of investments for federal income tax purposes was $152,245,000. Net unrealized gain aggregated $1,748,000 at period-end, of which $2,915,000 related to appreciated investments and $1,167,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2005, approximately 7% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2005, dividend income from the Reserve Funds totaled $55,000, and the value of shares of the Reserve Funds held at April 30, 2005 and October 31, 2004 was $7,265,000 and $7,785,000, respectively.

As of April 30, 2005, T. Rowe Price Group, Inc. and/or its wholly owned subsidiaries owned 818,219 shares of the fund, representing 6% of the fund’s net assets.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager

The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund

The Board reviewed the fund’s average annual total return over the one- and three-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns to a wide variety of previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale

The Board was provided with detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund (including research received under “soft dollar” agreements). The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. Because the Manager is currently waiving a significant portion of its advisory fee, the Board was not provided with estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. In this regard, the Board noted that a significant portion of the advisory fees were being waived. The Board concluded that, based on the profitability data it reviewed, the Contract provided for a reasonable sharing of any benefits from economies of scale with the fund.

Fees

The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board showed that the fund’s management fee (after waivers) and expense ratio were generally below the median of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract

As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a)
under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the
Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date June 16, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date June 16, 2005